Fees Summary	Dec. 09, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The term sheet to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 15,026,330
Final Prospectus	true